JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 96.7% (a)
Alabama — 1.4%
Education — 0.4%
Auburn University Series 2016A, Rev., 5.00%, 6/1/2030	35,000	42,278
University of Alabama (The) Series B-2, Rev., 5.00%, 9/1/2031	95,000	119,862

		162,140

General Obligation — 0.3%
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	117,665

Transportation — 0.6%
Alabama Federal Aid Highway Finance Authority Series 2016A, Rev., 5.00%, 9/1/2034	200,000	240,578

Utility — 0.1%
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	31,881
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	27,164

		59,045

Total Alabama		579,428

Alaska — 2.0%
General Obligation — 1.4%
Municipality of Anchorage Series 2019A, GO, 5.00%, 4/1/2029	435,000	561,272

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Alaska Industrial Development and Export Authority Series 2019A, Rev., 5.00%, 10/1/2024	200,000	230,102

Other Revenue — 0.0% (c)
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 10/1/2025	20,000	23,245

Total Alaska		814,619

Arizona — 2.4%
Education — 0.7%
Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	250,000	298,710

General Obligation — 0.2%
City of Phoenix
GO, 5.00%, 7/1/2027	25,000	30,699

Investments	Principal Amount($)	Value($)
Maricopa County School District No. 3 Tempe Elementary, School Improvement Series A, GO, 5.00%, 7/1/2027	30,000	37,704

		68,403

Industrial Development Revenue/Pollution Control Revenue — 1.2%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	200,000	212,446
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	288,168

		500,614

Utility — 0.3%
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	121,212

Total Arizona		988,939

Arkansas — 0.3%
Education — 0.1%
University of Arkansas, UAMS Campus Rev., 5.00%, 11/1/2021	40,000	42,926

Water & Sewer — 0.2%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	87,614

Total Arkansas		130,540

California — 2.3%
Certificate of Participation/Lease — 0.5%
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	84,918
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	102,484

		187,402

General Obligation — 0.3%
El Monte City School District, Election 2014 Series A, GO, 5.00%, 8/1/2025	55,000	66,755
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,604
State of California, Various Purpose GO, 5.00%, 2/1/2020	25,000	25,163

		108,522

Other Revenue — 1.1%
Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project Series A, Rev., 5.00%, 5/1/2026	50,000	58,312

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	70,267
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	297,855
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023	20,000	22,649

		449,083

Utility — 0.4%
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	176,936

Total California		921,943

Colorado — 1.2%
Certificate of Participation/Lease — 0.0% (c)
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	12,070

Education — 0.1%
University of Colorado, University Enterprise Series A-2, Rev., 5.00%, 6/1/2026	40,000	49,041

General Obligation — 1.1%
Broadway Station Metropolitan District No. 3 GO, 5.00%, 12/1/2039	150,000	156,114
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	283,785

		439,899

Total Colorado		501,010

Connecticut — 1.5%
General Obligation — 1.3%
State of Connecticut
Series A, GO, 5.00%, 4/15/2033	135,000	162,090
Series 2019A, GO, 5.00%, 4/15/2035	300,000	371,184

		533,274

Special Tax — 0.2%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	84,959

Total Connecticut		618,233

Delaware — 0.1%
Transportation — 0.1%
Delaware Transportation Authority Rev., 5.00%, 7/1/2022	40,000	43,957

Investments	Principal Amount($)	Value($)
District of Columbia — 1.5%
Education — 0.3%
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	125,000	150,194

General Obligation — 0.3%
District of Columbia
Series 2018B, GO, 5.00%, 6/1/2025	30,000	35,957
Series D, GO, 5.00%, 6/1/2031	65,000	79,990

		115,947

Other Revenue — 0.6%
District of Columbia, Income Tax Series C, Rev., 5.00%, 12/1/2021	25,000	26,903
District of Columbia, Kipp DC Issue Rev., 4.00%, 7/1/2039	200,000	218,314

		245,217

Water & Sewer — 0.3%
District of Columbia, Water and Sewer Authority Series B, Rev., 5.00%, 10/1/2025	65,000	78,689
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2012A, Rev., 4.00%, 10/1/2022	35,000	37,807

		116,496

Total District of Columbia		627,854

Florida — 5.8%
Certificate of Participation/Lease — 0.7%
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	50,965
Palm Beach County School District Series 2015B, COP, 5.00%, 8/1/2021	10,000	10,623
South Florida Water Management District COP, 5.00%, 10/1/2036	200,000	235,128

		296,716

Education — 1.7%
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029 (d)	100,000	113,246
Rev., 5.00%, 4/1/2039 (d)	100,000	111,845
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	308,393
State of Florida, State Board of Education, Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	45,317
Series A, Rev., 5.00%, 7/1/2026	75,000	92,395

		671,196

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.6%
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2025	25,000	29,928
Florida State Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	35,019
Series B, GO, 5.00%, 6/1/2026	20,000	24,576
Series B, GO, 5.00%, 6/1/2031	75,000	92,473
Reedy Creek Improvement District Series 2016-A, GO, 5.00%, 6/1/2026	50,000	61,197

		243,193

Hospital — 0.7%
Palm Beach County Health Facilities Authority, ACTS Retirement Life Communities Inc. Obligated Group Rev., 5.00%, 11/15/2032	240,000	280,918

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Florida Department of Environmental Protection Series 2014-A, Rev., 5.00%, 7/1/2020	35,000	35,771

Other Revenue — 0.8%
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	83,097
Series B, Rev., 5.00%, 10/1/2024	60,000	70,768
County of Hillsborough Rev., 5.00%, 10/1/2024	40,000	47,138
County of Lee Rev., 5.00%, 10/1/2025	40,000	48,175
County of Okaloosa Rev., 5.00%, 10/1/2024	30,000	35,261
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,977
Sunshine State Governmental Financing Commission, Miami-Dade County Program Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,570
Tampa Sports Authority,Stadium Project Rev., 4.00%, 1/1/2023	20,000	21,708

		337,694

Prerefunded — 0.1%
State of Florida, Full Faith and Credit State Board of Education Public Education Capital Outlay Series 2010B, GO, 5.00%, 6/1/2023 (e)	25,000	25,486

Investments	Principal Amount($)	Value($)
Transportation — 0.3%
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	64,073
Florida’s Turnpike Enterprise, Department of Transportation Series A, Rev., 5.00%, 7/1/2020	20,000	20,450
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	49,658

		134,181

Utility — 0.4%
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	148,802

Water & Sewer — 0.4%
City of Cape Coral, Water and Sewer Rev., 5.00%, 10/1/2022	25,000	27,574
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	30,594
East Central Regional Wastewater Treatment Facilities Operation Board, Green Bonds, Bio Solids Project Rev., 5.00%, 10/1/2024	30,000	35,230
Tampa Bay Water Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	66,481
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	12,112

		171,991

Total Florida		2,345,948

Georgia — 0.1%
Hospital — 0.0% (c)
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	20,000	21,495

Water & Sewer — 0.1%
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2026	25,000	31,310

Total Georgia		52,805

Hawaii — 0.5%
General Obligation — 0.3%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	55,660
State of Hawaii
Series EP, GO, 5.00%, 8/1/2023	40,000	45,480

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series FK, GO, 5.00%, 5/1/2033	30,000	36,768

		137,908

Prerefunded — 0.1%
State of Hawaii Series EE, GO, 5.00%, 11/1/2026 (e)	15,000	16,671

Transportation — 0.1%
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	30,739

Total Hawaii		185,318

Illinois — 4.5%
General Obligation — 3.5%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	53,362
City of Decatur GO, 5.00%, 3/1/2027	130,000	152,844
City of Peoria Series B, GO, 5.00%, 1/1/2027	230,000	270,133
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	29,991
Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	225,000	265,547
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 5.00%, 1/1/2024	35,000	39,725
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	30,234
Lake and McHenry Counties Community Unit School District No. 118 Wauconda GO, 5.00%, 1/1/2022	50,000	53,514
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	205,701
McLean & Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	87,443
State of Illinois
GO, 5.00%, 4/1/2024	30,000	33,195
Series A, GO, 5.00%, 10/1/2024	30,000	33,526
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	149,314
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,766

		1,415,295

Investments	Principal Amount($)	Value($)
Transportation — 0.9%
Chicago O’Hare International Airport, Third Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	47,851
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	28,599
Series A, Rev., 5.00%, 1/1/2036	250,000	309,872

		386,322

Water & Sewer — 0.1%
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	42,509

Total Illinois		1,844,126

Indiana — 1.7%
Education — 0.8%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	24,489
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	40,906
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	90,818
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	11,065
Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	27,389
Series Y, Rev., 5.00%, 8/1/2028	25,000	31,420
Perry Township Multi School Building Corp. Rev., 5.00%, 7/15/2025	35,000	41,837
Warsaw Multi-School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 1/15/2020	50,000	50,161

		318,085

Housing — 0.7%
Decatur County Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	304,395

Other Revenue — 0.1%
Indiana Finance Authority, Green Bonds Series B, Rev., 5.00%, 2/1/2020	35,000	35,218

Transportation — 0.1%
Indiana Finance Authority, Highway Series C, Rev., 5.00%, 12/1/2025	35,000	42,447

Total Indiana		700,145

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Iowa — 0.4%
General Obligation — 0.1%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	40,822

Other Revenue — 0.1%
Iowa Finance Authority, State Revolving Fund, Green Bonds Rev., 5.00%, 8/1/2027	30,000	37,945

Water & Sewer — 0.2%
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2022	70,000	76,580

Total Iowa		155,347

Kansas — 0.2%
Water & Sewer — 0.2%
City of Wichita, Water & Sewer Utility System Series A, Rev., 5.00%, 10/1/2020	20,000	20,631
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	59,405

		80,036

Total Kansas		80,036

Kentucky — 0.9%
Hospital — 0.2%
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	70,709

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	196,419

Water & Sewer — 0.2%
Louisville & Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	29,037
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	49,337

		78,374

Total Kentucky		345,502

Louisiana — 1.8%
General Obligation — 0.3%
St. Tammany Parish Wide School District No. 12 Series 2012A, GO, 4.50%, 3/1/2024	70,000	78,841

Investments	Principal Amount($)	Value($)
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	34,729

		113,570

Other Revenue — 0.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Rev., 5.00%, 12/1/2030	250,000	315,205

Prerefunded — 0.1%
State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2024 (e)	55,000	60,034

Water & Sewer — 0.6%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	247,674

Total Louisiana		736,483

Maine — 0.3%
General Obligation — 0.1%
Regional School Unit No. 21 GO, 5.00%, 11/1/2025	30,000	36,361

Other Revenue — 0.2%
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	88,404

Total Maine		124,765

Maryland — 0.7%
General Obligation — 0.5%
County of Baltimore, Public Improvement GO, 5.00%, 2/1/2020	65,000	65,407
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	83,011
State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	54,206

		202,624

Transportation — 0.2%
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	92,754

Total Maryland		295,378

Massachusetts — 0.5%
Education — 0.2%
Massachusetts Development Finance Agency, Emerson College Rev., 5.00%, 1/1/2028	25,000	30,388
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	56,641

		87,029

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.2%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	11,994
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	30,977
Town of Hopkinton GO, 5.00%, 11/15/2024	30,000	35,592

		78,563

Other Revenue — 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	21,979

Water & Sewer — 0.0% (c)
Springfield Water & Sewer Commission Series C, Rev., 5.00%, 7/15/2023	10,000	11,366

Total Massachusetts		198,937

Michigan — 2.5%
Education — 1.5%
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2026	500,000	601,430

General Obligation — 0.9%
Berrien Springs Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2030	250,000	316,530
Charter Township of Northville GO, 4.00%, 4/1/2020	30,000	30,282
Rochester Community School District Series I, GO, 5.00%, 5/1/2020	20,000	20,310

		367,122

Hospital — 0.1%
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	30,191

Total Michigan		998,743

Minnesota — 0.9%
Education — 0.1%
University of Minnesota, Board of Regents Series B, Rev., 5.00%, 12/1/2025	15,000	18,240

General Obligation — 0.2%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	32,437
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	22,691
City of Maple Grove, Improvement Series 2013A, GO, 4.00%, 2/1/2022	20,000	21,235

		76,363

Investments	Principal Amount($)	Value($)
Housing — 0.6%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	250,000	259,670

Total Minnesota		354,273

Mississippi — 1.3%
Education — 0.2%
Mississippi Development Bank, Special Obligation, Hinds County School District Project Rev., 4.00%, 3/1/2031	25,000	28,457
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	41,885

		70,342

General Obligation — 0.9%
City of Tupelo Series 2019, GO, 4.00%, 12/1/2029	220,000	259,653
State of Mississippi
Series B, GO, 5.00%, 12/1/2025	20,000	24,281
Series A, GO, 5.00%, 11/1/2031	60,000	72,973

		356,907

Utility — 0.2%
West Rankin Utility Authority Rev., AGM, 5.00%, 1/1/2029	70,000	81,322

Total Mississippi		508,571

Missouri — 4.2%
General Obligation — 0.2%
Columbia School District GO, 5.00%, 3/1/2036	50,000	59,223

Hospital — 1.7%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	246,420
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	194,903
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026 (f)	200,000	234,390
Missouri Development Finance Board, Fulton State Hospital Project Series 2016, Rev., 5.00%, 10/1/2025	25,000	29,286

		704,999

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Rev., 5.00%, 10/1/2030	350,000	451,976
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019C, Rev., 4.00%, 2/1/2034	295,000	323,335

		775,311

Transportation — 0.1%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	47,116

Utility — 0.1%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2025	25,000	29,171

Water & Sewer — 0.2%
City of Kansas, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	31,068
Metropolitan St. Louis Sewer District Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	56,281

		87,349

Total Missouri		1,703,169

Montana — 0.5%
General Obligation — 0.5%
County of Missoula
Series 2016, GO, 4.00%, 7/1/2025	50,000	57,320
Series A, GO, 5.00%, 7/1/2030	120,000	145,204

		202,524

Total Montana		202,524

Nebraska — 2.9%
Education — 0.1%
University of Nebraska Facilities Corp., UNMC Global Center Project Series 2017, Rev., 5.00%, 12/15/2025	35,000	42,624

Hospital — 0.7%
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	277,077

Utility — 1.9%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	399,661
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	104,750
Rev., 5.00%, 9/1/2028	50,000	61,962

Investments	Principal Amount($)	Value($)
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	120,000	140,334
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	48,629
Series A, Rev., 5.00%, 2/1/2027	30,000	36,398

		791,734

Water & Sewer — 0.2%
City of Omaha, Sewer Rev., 5.00%, 4/1/2027	50,000	60,700

Total Nebraska		1,172,135

Nevada — 0.8%
General Obligation — 0.5%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	116,332
Series A, GO, 4.00%, 6/15/2035	90,000	100,969

		217,301

Transportation — 0.1%
Clark County Rev., 5.00%, 7/1/2028	25,000	31,142

Water & Sewer — 0.2%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	62,088

Total Nevada		310,531

New Jersey — 2.7%
General Obligation — 0.0% (c)
City of New Brunswick Series 2015, GO, 4.00%, 3/15/2024	10,000	11,142
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,987

		22,129

Other Revenue — 0.8%
Passaic County Improvement Authority, City of Paterson Project Series 2017, Rev., 5.00%, 6/15/2025	10,000	11,945
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	321,215

		333,160

Prerefunded — 0.5%
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2027 (e)	115,000	124,539
New Jersey Turnpike Authority Series A, Rev., 5.00%, 1/1/2031 (e)	65,000	70,207

		194,746

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 1.4%
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 6/15/2032	250,000	293,180
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	270,912

		564,092

Total New Jersey		1,114,127

New Mexico — 1.7%
Education — 0.0% (c)
University of New Mexico (The), Board of Regents, Subordinate Lien System Rev., 5.00%, 6/1/2029	20,000	24,794

General Obligation — 0.2%
City of Albuquerque, General Purpose
Series 2016A, GO, 5.00%, 7/1/2023	75,000	85,055

Hospital — 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,903

Other Revenue — 1.0%
City of Albuquerque, Gross Receipts Series 2015A, Rev., 5.00%, 7/1/2026	240,000	286,934
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016C, Rev., 5.00%, 6/1/2022	30,000	32,828
State of New Mexico, Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2021	80,000	83,593

		403,355

Transportation — 0.3%
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	124,911

Utility — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	29,135

Total New Mexico		697,153

New York — 5.5%
Education — 0.9%
Monroe County IDA, School Facility, Rochester School Modernization Project Rev., 5.00%, 5/1/2030	80,000	94,963

Investments	Principal Amount($)	Value($)
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,372
New York State Dormitory Authority, School Districts Financing Program Series G, Rev., 5.00%, 4/1/2020	25,000	25,315
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	210,500

		362,150

General Obligation — 1.8%
City of New York Series I, Subseries I-3, GO, VRDO, LOC: Bank of America NA, 1.20%, 12/2/2019 (b)	500,000	500,000
City of New York, Fiscal Year 2012 Series I, GO, 5.00%, 8/1/2022	45,000	49,579
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	45,465
Series I, GO, 5.00%, 8/1/2023	25,000	28,416
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,756
County of Onondaga
GO, 5.00%, 2/15/2020	35,000	35,281
GO, 5.00%, 3/15/2026	20,000	23,292
County of Orange, Various Purpose Series A, GO, 4.00%, 3/15/2024	20,000	22,408

		715,197

Housing — 0.1%
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	60,222

Other Revenue — 0.4%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series C, Rev., 5.00%, 11/1/2022	25,000	27,799
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	31,074
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2025	25,000	30,252
New York State Urban Development Corp., Service Contract

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
Series 2010A-2, Rev., 5.00%, 1/1/2020	65,000	65,202

		154,327

Special Tax — 0.4%
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	185,849

Transportation — 0.2%
Port Authority of New York and New Jersey Rev., 5.00%, 11/15/2028	30,000	38,083
Triborough Bridge and Tunnel Authority, General Purpose Series 1993B, Rev., 5.00%, 1/1/2020 (e)	40,000	40,126

		78,209

Water & Sewer — 1.7%
Erie County Water Authority Rev., 5.00%, 12/1/2027	20,000	24,720
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Subseries AA-4, Rev., VRDO, LIQ: Bank of Montreal, 1.18%, 12/2/2019 (b)	650,000	650,000

		674,720

Total New York		2,230,674

North Carolina — 0.6%
General Obligation — 0.1%
County of Davidson GO, 5.00%, 6/1/2027	35,000	43,910

Other Revenue — 0.5%
County of Wayne Rev., 5.00%, 6/1/2024	25,000	29,051
State of North Carolina Rev., GRAN, 5.00%, 3/1/2021	25,000	26,179
State of North Carolina, Limited Obligation
Series C, Rev., 5.00%, 5/1/2024	25,000	29,062
Series 2017B, Rev., 5.00%, 5/1/2028	100,000	124,308

		208,600

Total North Carolina		252,510

North Dakota — 0.1%
Other Revenue — 0.1%
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	26,717

Ohio — 6.5%
Education — 2.0%
Bowling Green State University

Investments	Principal Amount($)	Value($)
Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,862
Ohio Higher Educational Facility Commission Rev., 5.00%, 3/1/2027	55,000	63,651
Ohio Higher Educational Facility Commission, Denison University Series A, Rev., 5.00%, 11/1/2025	75,000	90,666
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	142,521
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	160,000	184,179
University of Akron (The) Series 2019A, Rev., 5.00%, 1/1/2030	250,000	318,543

		828,422

General Obligation — 0.6%
City of Reynoldsburg GO, 5.00%, 12/1/2026	15,000	18,556
Sidney City School District GO, 4.00%, 12/1/2026	105,000	122,393
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2021	20,000	21,092
State of Ohio, Infrastructure Improvement Bonds Series A, GO, 5.00%, 9/1/2028	25,000	32,117
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	44,309

		238,467

Hospital — 1.3%
County of Warren, Otterbein Homes Series A, Rev., 4.00%, 7/1/2033	205,000	227,054
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 1.14%, 12/2/2019 (b)	250,000	250,000
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,596

		508,650

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Ohio Water Development Authority, Water Pollution Control Loan Fund

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series A, Rev., 5.00%, 12/1/2026	45,000	55,905

Other Revenue — 0.1%
State of Ohio, Capital Facilities Lease-Appropriation Series 2018A, Rev., 5.00%, 6/1/2025	25,000	29,862

Prerefunded — 0.5%
South-Western City School District, School Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2036 (e)	160,000	175,146
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2025 (e)	25,000	29,116

		204,262

Transportation — 0.4%
Ohio Turnpike and Infrastructure Commission Series A, Rev., 5.00%, 2/15/2027	135,000	167,751

Utility — 1.4%
American Municipal Power, Inc., Greenup Hydro-Electric Project Series 2016A, Rev., 5.00%, 2/15/2030	25,000	29,764
Lancaster Port Authority, Gas Supply Series 2019A, Rev., 5.00%, 2/1/2025 (b)	300,000	348,090
Ohio Air Quality Development Authority, American Electric Company Project Series 2014A, Rev., VRDO, 2.40%, 10/1/2029 (b)	200,000	201,368

		579,222

Water & Sewer — 0.1%
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	36,802

Total Ohio		2,649,343

Oklahoma — 1.1%
Education — 0.4%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	150,000	177,597

Hospital — 0.1%
Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2020 (e)	55,000	55,421

Other Revenue — 0.1%
Edmond Public Works Authority Rev., 4.00%, 7/1/2021	10,000	10,445

Investments	Principal Amount($)	Value($)
Oklahoma Capitol Improvement Authority Series C, Rev., 5.00%, 1/1/2030	10,000	12,301

		22,746

Transportation — 0.3%
Oklahoma Capitol Improvement Authority, State Highway Rev., 5.00%, 7/1/2024	100,000	116,584

Water & Sewer — 0.2%
Oklahoma City Water Utilities Trust, Water and Sewer System Series 2013, Rev., 5.00%, 7/1/2021	25,000	26,521
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	39,319

		65,840

Total Oklahoma		438,188

Oregon — 1.0%
General Obligation — 0.2%
City of Portland Series A, GO, 5.00%, 4/1/2025	30,000	35,878
State of Oregon, Article XI-Q State Projects Series A, GO, 5.00%, 5/1/2030	30,000	37,199
Washington County School District No. 1 West Union, Hillsborough School District GO, 5.00%, 6/15/2028	25,000	31,256

		104,333

Other Revenue — 0.5%
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC: U.S. Bank NA, 1.13%, 12/2/2019 (b)	200,000	200,000

Transportation — 0.3%
State of Oregon Department of Transportation Series 2015A, Rev., 4.00%, 11/15/2032	50,000	55,240
Tri-County Metropolitan Transportation District of Oregon Series A, Rev., 5.00%, 9/1/2030	45,000	56,539

		111,779

Total Oregon		416,112

Pennsylvania — 6.7%
Education — 0.8%
Northampton County General Purpose Authority, Moravian College Project Series 2016, Rev., 5.00%, 10/1/2027	185,000	218,305

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	84,681
State Public School Building Authority, Community College Project Rev., 5.00%, 10/1/2027	25,000	30,350

		333,336

General Obligation — 1.6%
Abington School District GO, 5.00%, 10/1/2020	20,000	20,617
Aliquippa School District GO, 3.88%, 12/1/2037	200,000	217,620
County of Chester GO, 5.00%, 11/15/2027	30,000	38,180
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	35,376
Township of Upper St Clair Series A, GO, 4.00%, 6/1/2025	20,000	22,765
West Mifflin School District GO, 3.00%, 4/1/2034	300,000	309,054

		643,612

Hospital — 1.5%
Berks County Industrial Development Authority, Healthcare Facilities Series 2017A, Rev., 5.00%, 5/15/2037	250,000	286,782
County of Lehigh, Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	190,244
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	148,129

		625,155

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2037	100,000	109,664
Series 2019, Rev., 4.00%, 12/1/2038	100,000	109,415

		219,079

Other Revenue — 0.8%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	272,029
Monroeville Finance Authority, UPMC Obligated Group Rev., 5.00%, 2/15/2022	60,000	64,879

		336,908

Investments	Principal Amount($)	Value($)
Prerefunded — 0.3%
Pennsylvania Turnpike Commission Series B, Rev., 5.25%, 12/1/2041 (e)	95,000	102,796

Transportation — 0.5%
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	130,191
Series A-1, Rev., 5.00%, 12/1/2031	60,000	73,850

		204,041

Water & Sewer — 0.7%
Pittsburgh Water & Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	200,000	268,610

Total Pennsylvania		2,733,537

Rhode Island — 0.3%
Education — 0.0%(c)
Rhode Island Health & Educational Building Corp., Brown University Issue Series A, Rev., 5.00%, 9/1/2026	10,000	12,367

General Obligation — 0.3%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2018 Series 2018A, GO, 5.00%, 4/1/2029	75,000	94,792

Total Rhode Island		107,159

South Carolina — 1.3%
Education — 0.1%
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	12,530
University of South Carolina Series 2017A, Rev., 5.00%, 5/1/2020	25,000	25,394

		37,924

Industrial Development Revenue/Pollution Control Revenue — 0.3%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	137,665

Transportation — 0.8%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	315,257

Water & Sewer — 0.1%
City of Charleston, Waterworks and Sewer System Rev., 5.00%, 1/1/2026	25,000	30,495

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Spartanburg, Water System Series 2017B, Rev., 5.00%, 6/1/2030	10,000	12,365

		42,860

Total South Carolina		533,706

South Dakota — 0.3%
Education — 0.1%
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2027	35,000	42,571

Other Revenue — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	28,645
South Dakota Conservancy District, State Revolving Fund Program Series 2018, Rev., 5.00%, 8/1/2025	35,000	42,160

		70,805

Total South Dakota		113,376

Tennessee — 1.5%
General Obligation — 0.7%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	16,956
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	27,940
County of Robertson GO, 5.00%, 6/1/2025	25,000	29,935
County of Sullivan GO, 5.00%, 5/1/2026	30,000	36,709
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	57,678
County of Williamson GO, 5.00%, 4/1/2024	20,000	23,237
County of Wilson GO, 4.00%, 4/1/2021	20,000	20,765
Metropolitan Government of Nashville and Davidson County Series 2015A, GO, 5.00%, 7/1/2025	10,000	12,019
Montgomery County, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,250
State of Tennessee Series A, GO, 5.00%, 9/1/2025	25,000	29,414

		285,903

Hospital — 0.7%
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	150,462
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	152,264

		302,726

Investments	Principal Amount($)	Value($)
Prerefunded — 0.1%
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2024 (e)	20,000	21,955

Utility — 0.0% (c)
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	11,624

Total Tennessee		622,208

Texas — 10.8%
Education — 1.9%
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	250,000	264,450
Permanent University Fund — Texas A&M University System Series A, Rev., 5.00%, 7/1/2024	85,000	99,220
Regents of the University of Texas Series A, Rev., 5.00%, 2/15/2024	35,000	40,273
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2028	80,000	99,909
Series E, Rev., 5.00%, 5/15/2030	155,000	191,853
University of Texas (The), Board of Regents, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	58,674
University of Texas System (The) Series I, Rev., 5.00%, 8/15/2022	10,000	11,029

		765,408

General Obligation — 5.5%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	86,499
Allen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2032	55,000	65,579
City of Corpus Christi Series 2016A, GO, 4.00%, 3/1/2026	200,000	229,878
City of Denison Series 2019, GO, 5.00%, 2/15/2028	245,000	306,946
City of Fort Worth GO, 5.00%, 3/1/2020	25,000	25,234
City of Houston, Public Improvement Series 2013A, GO, 5.00%, 3/1/2020	30,000	30,282
City of Hutto GO, 5.00%, 8/1/2026	80,000	97,662

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of League City GO, 5.00%, 2/15/2027	20,000	24,102
City of Pflugerville GO, 5.00%, 8/1/2026	25,000	30,608
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,606
City of San Marcos GO, 5.00%, 8/15/2031	270,000	332,375
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,789
County of Bexar, Certificates of Obligation Series A, GO, 5.00%, 6/15/2031	110,000	132,354
County of Fort Bend Series 2016B, GO, 5.00%, 3/1/2022	15,000	16,272
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	24,217
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	29,633
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	48,540
Cypress-Fairbanks Independent School District, School Building Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	23,678
Gregory-Portland Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	30,000	35,653
Harris County, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	30,794
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	29,229
Marion Independent School District GO, PSF-GTD, 4.00%, 8/15/2033	280,000	319,558
North East Independent School District GO, PSF-GTD, 5.00%, 8/1/2025	20,000	24,007
Northside Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	65,000	76,114
Pearland Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,998
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	30,783
Sherman Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	31,390

Investments	Principal Amount($)	Value($)
State of Texas, Transportation Commission Mobility Series 2015-A, GO, 5.00%, 10/1/2024	50,000	58,948
Wylie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	10,000	10,870

		2,232,598

Other Revenue — 0.5%
Metropolitan Transit Authority of Harris County Series 2017A, Rev., 5.00%, 11/1/2025	45,000	54,456
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev.,, 5.00%, 9/1/2028	125,000	154,809

		209,265

Transportation — 0.1%
Metropolitan Transit Authority of Harris County Series B, Rev., 5.00%, 11/1/2029	25,000	31,265

Utility — 1.2%
Brushy Creek Regional Utility Authority, Inc., Water Treatment And Distribution Project Rev., 5.00%, 8/1/2026	85,000	103,585
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	57,206
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2028	100,000	125,549
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2020	30,000	30,511
Rev., 5.00%, 5/15/2035	155,000	190,474

		507,325

Water & Sewer — 1.6%
City of Amarillo, Waterworks and Sewer System Series 2015A, Rev., 4.00%, 4/1/2025	25,000	28,543
City of Dallas, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	10,000	10,697
North Texas Municipal Water District, Water System Rev., 5.00%, 6/1/2027	20,000	25,107
San Antonio Water System Series A, Rev., 5.00%, 5/15/2025	25,000	29,710

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Antonio Water System, Junior Lien Series 2019C, Rev., 5.00%, 5/15/2032	250,000	320,300
Tarrant Regional Water District Rev., 5.00%, 3/1/2025	125,000	148,515
Trinity River Authority LLC, Tarrant County Water Project Rev., 5.00%, 2/1/2026	60,000	72,627

		635,499

Total Texas		4,381,360

Utah — 2.4%
Education — 0.3%
Utah Charter School Finance Authority Series A, Rev., 5.00%, 4/15/2030	110,000	136,935

General Obligation — 0.3%
Snyderville Basin Special Recreation District Series 2017, GO, 4.00%, 12/15/2025	100,000	115,797

Other Revenue — 0.4%
City of Park City Rev., 5.00%, 6/15/2022	30,000	32,886
City of South Jordan Rev., 5.00%, 8/15/2029	45,000	58,798
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	80,478

		172,162

Prerefunded — 0.1%
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2026 (e)	25,000	28,431

Transportation — 1.0%
Utah Transit Authority Series A, Rev., BHAC-CR, 5.00%, 6/15/2035	295,000	398,737

Water & Sewer — 0.3%
North Davis County Sewer District Rev., 5.00%, 3/1/2020	50,000	50,475
Washington County Water Conservancy District Series 2012A, Rev., 4.50%, 10/1/2024	55,000	59,162

		109,637

Total Utah		961,699

Vermont — 1.2%
Education — 1.2%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.14%, 12/2/2019 (b)	500,000	500,000

Investments	Principal Amount($)	Value($)
Virginia — 2.2%
Education — 0.3%
Virginia College Building Authority, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	86,531
Virginia Public School Authority Series 2015-A, Rev., 4.00%, 8/1/2020	55,000	56,051

		142,582

General Obligation — 0.9%
City of Richmond Series B, GO, 5.00%, 7/15/2027	175,000	220,840
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	31,943
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	109,339

		362,122

Housing — 0.1%
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	27,516

Transportation — 0.9%
Peninsula Ports Authority, Dominion Term Association Project Rev., VRDO, 1.70%, 10/1/2022 (b)	200,000	199,650
Virginia Commonwealth Transportation Board Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	100,000	112,358
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	40,017

		352,025

Water & Sewer — 0.0%(c)
Hampton Roads Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 7/1/2021	15,000	15,917

Total Virginia		900,162

Washington — 4.4%
Certificate of Participation/Lease — 0.1%
State of Washington Series 2015-C, COP, 5.00%, 1/1/2029	55,000	65,913

Education — 0.6%
University of Washington Rev., 5.00%, 4/1/2032	190,000	233,001

General Obligation — 2.7%
Auburn School District No. 408 of King & Pierce Counties GO, 4.00%, 12/1/2031	50,000	56,429

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	103,834
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	63,095
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	59,244
Series B, GO, 5.00%, 12/1/2025	20,000	22,967
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,974
King County Public Hospital District No. 2, EvergreenHealth GO, 5.00%, 12/1/2031	105,000	121,269
King County School District No. 405 Bellevue, Credit Enhancement Program
GO, 5.00%, 12/1/2021	30,000	32,283
GO, 5.00%, 12/1/2026	20,000	24,817
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2024	35,000	41,392
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	55,555
Pasco School District No. 1, Franklin County, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	43,717
Pierce and King Counties School District No. 417 Fife GO, 4.00%, 12/1/2020	75,000	77,115
Pierce County, White River School District No. 416 GO, 5.00%, 12/1/2025	50,000	60,703
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2025	25,000	30,384
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/1/2024	25,000	29,473
Spokane County, Mead School District No. 354 GO, 5.00%, 12/1/2024	20,000	23,578
State of Washington Series 2015G, GO, 5.00%, 7/1/2026	125,000	147,598
State of Washington, Motor Vehicle Fuel Tax Series 2013E, GO, 5.00%, 2/1/2025	75,000	83,840

		1,089,267

Hospital — 0.1%
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	38,090

Investments	Principal Amount($)	Value($)
Other Revenue — 0.1%
Washington State Convention Center Public Facilities District Rev., 5.00%, 7/1/2032	35,000	43,387

Prerefunded — 0.1%
City of Seattle, Municipal Light and Power Improvement Series 2011A, Rev., 5.00%, 2/1/2022 (e)	20,000	20,902
State of Washington, Various Purpose Series 2011A, GO, 5.00%, 8/1/2021 (e)	25,000	25,647

		46,549

Transportation — 0.1%
Central Puget Sound Regional Transit Authority, Sales Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	35,440

Utility — 0.4%
Energy Northwest, Electric
Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	30,477
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	68,647
Energy Northwest, Electric Generating Station Series A, Rev., 5.00%, 7/1/2029	30,000	37,374
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2014A, Rev., 5.00%, 1/1/2023	25,000	27,833

		164,331

Water & Sewer — 0.2%
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	11,310
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,228
City of Seattle, Wastewater System Improvement Rev., 5.00%, 8/1/2024	35,000	41,042

		75,580

Total Washington		1,791,558

Wisconsin — 3.2%
Education — 1.0%
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	233,008
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	167,045

		400,053

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 1.0%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	95,550
Hamilton School District, School Building Improvement GO, 5.00%, 4/1/2025	60,000	71,689
State of Wisconsin
Series 3, GO, 5.00%, 11/1/2021	80,000	85,899
Series B, GO, 4.00%, 5/1/2023	40,000	43,862
Series 1, GO, 5.00%, 11/1/2024	40,000	47,212
Series 2, GO, 5.00%, 11/1/2026	50,000	61,409
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,192

		416,813

Industrial Development Revenue/Pollution Control Revenue — 0.2%
State of Wisconsin Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	42,074
Series A, Rev., 5.00%, 6/1/2026	20,000	24,674

		66,748

Prerefunded — 0.3%
State of Wisconsin Series C, GO, 4.00%, 5/1/2026 (e)	25,000	26,002
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2025 (e)	25,000	28,232
Rev., 5.00%, 6/1/2031 (e)	65,000	75,590

		129,824

Transportation — 0.7%
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	221,895
Series 2, Rev., 5.00%, 7/1/2032	50,000	61,475

		283,370

Total Wisconsin		1,296,808

TOTAL MUNICIPAL BONDS (Cost $37,510,946)		39,307,656

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(g)(h) (Cost $1,400,834)	1,400,847	1,400,847

Total Investments — 100.2% (Cost $38,911,780)		40,708,503
Liabilities in Excess of Other Assets — (0.2)%		(78,986)

Net Assets — 100.0%		40,629,517

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
GAN	Grant Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2019.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,400,847	$39,307,656	$—	$40,708,503

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$1,050,773	$34,086,355	$33,737,016	$721	$14	$1,400,847	1,400,847	$17,776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.